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10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-13 | Fidelity® Tax-Exempt Money Market Fund
Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund December 30, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Tax-Exempt Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-13 Fidelity® Tax-Exempt Money Market Fund Fidelity Tax-Exempt Money Market Fund-Retail Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursement	0.02%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%	[2]
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.45% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Tax-Exempt Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Tax-Exempt Money Market Fund will be able to avoid a negative yield.